CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2011 Item
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	$ (1,685,118)	$ 2,263,041
Percent of Net Assets	(0.64%)	0.57%
Number of contracts closed	181,630	305,162
Premium paid	431,164	144,782
Premium received	265,272	506,379
Minimum percentage of net assets as a threshold for individual contract's unrealized profit or loss	5.00%	5.00%
Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	7,788	5,417
Gross Unrealized Gains	4,592,978	3,107,639
Gross Unrealized Losses	(2,322,256)	(1,503,641)
Unrealized Profit (Loss)	2,270,722	1,603,998
Percent of Net Assets	0.87%	0.40%
Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(2,526)	(2,196)
Gross Unrealized Gains	1,855,318	2,855,858
Gross Unrealized Losses	(5,811,158)	(2,196,815)
Unrealized Profit (Loss)	(3,955,840)	659,043
Percent of Net Assets	(1.51%)	0.17%
Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	416,805	2,420,125
Percent of Net Assets	0.16%	0.61%
Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	7,522	5,273
Gross Unrealized Gains	3,853,295	2,319,109
Gross Unrealized Losses	(2,035,152)	(1,137,028)
Unrealized Profit (Loss)	1,818,143	1,182,081
Percent of Net Assets	0.69%	0.30%
Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,998)	(1,932)
Gross Unrealized Gains	1,251,286	1,882,617
Gross Unrealized Losses	(2,652,624)	(644,573)
Unrealized Profit (Loss)	(1,401,338)	1,238,044
Percent of Net Assets	(0.53%)	0.31%
Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(89,564)	110,352
Percent of Net Assets	(0.03%)	0.03%
Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	227	339
Gross Unrealized Gains	30,992	139,401
Gross Unrealized Losses	(210,917)	(136,604)
Unrealized Profit (Loss)	(179,925)	2,797
Percent of Net Assets	(0.07%)	0.00%
Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(191)	(488)
Gross Unrealized Gains	137,576	351,394
Gross Unrealized Losses	(47,215)	(243,839)
Unrealized Profit (Loss)	90,361	107,555
Percent of Net Assets	0.04%	0.03%
Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	224,261	699,477
Percent of Net Assets	0.09%	0.18%
Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	671	228
Gross Unrealized Gains	166,846	262,274
Gross Unrealized Losses	(485,889)	(9,831)
Unrealized Profit (Loss)	(319,043)	252,443
Percent of Net Assets	(0.12%)	0.06%
Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(146)	(320)
Gross Unrealized Gains	552,029	468,713
Gross Unrealized Losses	(8,725)	(21,679)
Unrealized Profit (Loss)	543,304	447,034
Percent of Net Assets	0.21%	0.12%
Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	160,965	198,232
Percent of Net Assets	0.06%	0.05%
Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	513	128
Gross Unrealized Gains	364,585	57,091
Gross Unrealized Losses	(120,408)	(68,814)
Unrealized Profit (Loss)	244,177	(11,723)
Percent of Net Assets	0.09%	0.00%
Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(413)	(210)
Gross Unrealized Gains	209,763	242,395
Gross Unrealized Losses	(292,975)	(32,440)
Unrealized Profit (Loss)	(83,212)	209,955
Percent of Net Assets	(0.03%)	0.05%
Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	269,692	1,549,060
Percent of Net Assets	0.10%	0.39%
Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	3,850	3,736
Gross Unrealized Gains	553,893	1,667,533
Gross Unrealized Losses	(218,013)	(53,994)
Unrealized Profit (Loss)	335,880	1,613,539
Percent of Net Assets	0.13%	0.41%
Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(209)	(112)
Gross Unrealized Gains	8,275	4,516
Gross Unrealized Losses	(74,463)	(68,995)
Unrealized Profit (Loss)	(66,188)	(64,479)
Percent of Net Assets	(0.03%)	(0.02%)
Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(497,023)	(171,664)
Percent of Net Assets	(0.19%)	(0.04%)
Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	1,042	294
Gross Unrealized Gains	2,081,342	27,528
Gross Unrealized Losses	(671,087)	(797,833)
Unrealized Profit (Loss)	1,410,255	(770,305)
Percent of Net Assets	0.54%	(0.19%)
Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(949)	(359)
Gross Unrealized Gains	321,773	727,792
Gross Unrealized Losses	(2,229,051)	(129,151)
Unrealized Profit (Loss)	(1,907,278)	598,641
Percent of Net Assets	(0.73%)	0.15%
Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	348,474	34,668
Percent of Net Assets	0.13%	0.00%
Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	1,219	548
Gross Unrealized Gains	655,637	165,282
Gross Unrealized Losses	(328,838)	(69,952)
Unrealized Profit (Loss)	326,799	95,330
Percent of Net Assets	0.12%	0.02%
Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(90)	(443)
Gross Unrealized Gains	21,870	87,807
Gross Unrealized Losses	(195)	(148,469)
Unrealized Profit (Loss)	21,675	(60,662)
Percent of Net Assets	0.01%	(0.02%)
Forwards
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(2,072,430)	118,330
Percent of Net Assets	(0.79%)	0.03%
Forwards | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	355,855	737,517
Gross Unrealized Losses	(287,104)	(366,613)
Unrealized Profit (Loss)	68,751	370,904
Percent of Net Assets	0.03%	0.09%
Forwards | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	604,032	973,241
Gross Unrealized Losses	(2,745,213)	(1,225,815)
Unrealized Profit (Loss)	(2,141,181)	(252,574)
Percent of Net Assets	(0.82%)	(0.06%)
Forwards | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(2,072,430)	118,330
Percent of Net Assets	(0.79%)	0.03%
Forwards | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	355,855	737,517
Gross Unrealized Losses	(287,104)	(366,613)
Unrealized Profit (Loss)	68,751	370,904
Percent of Net Assets	0.03%	0.09%
Forwards | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	604,032	973,241
Gross Unrealized Losses	(2,745,213)	(1,225,815)
Unrealized Profit (Loss)	(2,141,181)	(252,574)
Percent of Net Assets	(0.82%)	(0.06%)
Options
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(29,493)	(275,414)
Percent of Net Assets	(0.01%)	(0.07%)
Options | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	266	144
Gross Unrealized Gains	383,828	51,013
Unrealized Profit (Loss)	383,828	51,013
Percent of Net Assets	0.15%	0.01%
Options | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(528)	(264)
Gross Unrealized Losses	(413,321)	(326,427)
Unrealized Profit (Loss)	(413,321)	(326,427)
Percent of Net Assets	(0.16%)	(0.08%)
Options | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(201,626)	(8,151)
Percent of Net Assets	(0.08%)	0.00%
Options | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	2,200	31,990
Unrealized Profit (Loss)	2,200	31,990
Percent of Net Assets	0.00%	0.01%
Options | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Losses	(203,826)	(40,141)
Unrealized Profit (Loss)	(203,826)	(40,141)
Percent of Net Assets	(0.08%)	(0.01%)
Options | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(27,830)
Percent of Net Assets	(0.01%)
Options | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	33
Gross Unrealized Gains	4,840
Unrealized Profit (Loss)	4,840
Percent of Net Assets	0.00%
Options | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(33)
Gross Unrealized Losses	(32,670)
Unrealized Profit (Loss)	(32,670)
Percent of Net Assets	(0.01%)
Options | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(61,187)	(216,485)
Percent of Net Assets	(0.02%)	(0.06%)
Options | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	110	140
Gross Unrealized Gains	47,438	17,516
Unrealized Profit (Loss)	47,438	17,516
Percent of Net Assets	0.02%	0.00%
Options | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(407)	(232)
Gross Unrealized Losses	(108,625)	(234,001)
Unrealized Profit (Loss)	(108,625)	(234,001)
Percent of Net Assets	(0.04%)	(0.06%)
Options | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	254,000
Percent of Net Assets	0.10%
Options | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	79
Gross Unrealized Gains	254,000
Unrealized Profit (Loss)	254,000
Percent of Net Assets	0.10%
Options | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Percent of Net Assets	0.00%
Options | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	7,150	(50,778)
Percent of Net Assets	0.00%	(0.01%)
Options | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	44	4
Gross Unrealized Gains	75,350	1,507
Unrealized Profit (Loss)	75,350	1,507
Percent of Net Assets	0.03%	0.00%
Options | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(88)	(32)
Gross Unrealized Losses	(68,200)	(52,285)
Unrealized Profit (Loss)	(68,200)	(52,285)
Percent of Net Assets	(0.03%)	(0.01%)
Alamo Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	262,603	499,820
Percent of Net Assets	1.14%	1.35%
Alamo Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	552	918
Gross Unrealized Gains	133,362	429,437
Gross Unrealized Losses	(227,116)	(200,549)
Unrealized Profit (Loss)	(93,754)	228,888
Percent of Net Assets	(0.41%)	0.62%
Alamo Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(303)	(742)
Gross Unrealized Gains	451,716	514,902
Gross Unrealized Losses	(95,359)	(243,970)
Unrealized Profit (Loss)	356,357	270,932
Percent of Net Assets	1.55%	0.73%
Alamo Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	139,204	98,301
Percent of Net Assets	0.60%	0.27%
Alamo Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	53	293
Gross Unrealized Gains	41,903	122,526
Gross Unrealized Losses		(53,900)
Unrealized Profit (Loss)	41,903	68,626
Percent of Net Assets	0.18%	0.19%
Alamo Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(247)	(300)
Gross Unrealized Gains	192,660	120,283
Gross Unrealized Losses	(95,359)	(90,608)
Unrealized Profit (Loss)	97,301	29,675
Percent of Net Assets	0.42%	0.08%
Alamo Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	160,787	88,401
Percent of Net Assets	0.70%	0.24%
Alamo Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	215	92
Gross Unrealized Gains	76,513	32,162
Gross Unrealized Losses	(174,782)	(1,732)
Unrealized Profit (Loss)	(98,269)	30,430
Percent of Net Assets	(0.43%)	0.08%
Alamo Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(56)	(108)
Gross Unrealized Gains	259,056	69,706
Gross Unrealized Losses		(11,735)
Unrealized Profit (Loss)	259,056	57,971
Percent of Net Assets	1.13%	0.16%
Alamo Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	542	78,945
Percent of Net Assets	0.00%	0.21%
Alamo Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	9	15
Gross Unrealized Gains	13,066	1,192
Gross Unrealized Losses	(12,524)	(17,247)
Unrealized Profit (Loss)	542	(16,055)
Percent of Net Assets	0.00%	(0.04%)
Alamo Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(48)
Gross Unrealized Gains		95,000
Unrealized Profit (Loss)		95,000
Percent of Net Assets	0.00%	0.25%
Alamo Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(37,930)	206,132
Percent of Net Assets	(0.16%)	0.56%
Alamo Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	275	438
Gross Unrealized Gains	1,880	198,327
Gross Unrealized Losses	(39,810)	(7,059)
Unrealized Profit (Loss)	(37,930)	191,268
Percent of Net Assets	(0.16%)	0.52%
Alamo Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(107)
Gross Unrealized Gains		16,963
Gross Unrealized Losses		(2,099)
Unrealized Profit (Loss)		14,864
Percent of Net Assets	0.00%	0.04%
Alamo Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		(3,185)
Percent of Net Assets		(0.01%)
Alamo Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		57
Gross Unrealized Gains		48,763
Gross Unrealized Losses		(117,901)
Unrealized Profit (Loss)		(69,138)
Percent of Net Assets		(0.19%)
Alamo Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(151)
Gross Unrealized Gains		200,209
Gross Unrealized Losses		(134,256)
Unrealized Profit (Loss)		65,953
Percent of Net Assets		0.18%
Alamo Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		31,226
Percent of Net Assets		0.08%
Alamo Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		23
Gross Unrealized Gains		26,467
Gross Unrealized Losses		(2,710)
Unrealized Profit (Loss)		23,757
Percent of Net Assets		0.06%
Alamo Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(28)
Gross Unrealized Gains		12,741
Gross Unrealized Losses		(5,272)
Unrealized Profit (Loss)		7,469
Percent of Net Assets		0.02%
Breakout Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	1,042,090	342,261
Percent of Net Assets	2.65%	0.59%
Breakout Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	2,138	602
Gross Unrealized Gains	1,692,656	532,353
Gross Unrealized Losses	(846,896)	(101,690)
Unrealized Profit (Loss)	845,760	430,663
Percent of Net Assets	2.15%	0.74%
Breakout Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(630)	(1,324)
Gross Unrealized Gains	757,127	822,343
Gross Unrealized Losses	(560,797)	(910,745)
Unrealized Profit (Loss)	196,330	(88,402)
Percent of Net Assets	0.50%	(0.15%)
Breakout Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	337,925	(670,687)
Percent of Net Assets	0.86%	(1.15%)
Breakout Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Percent of Net Assets	0.00%	0.00%
Breakout Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(264)	(295)
Gross Unrealized Gains	337,925
Gross Unrealized Losses		(670,687)
Unrealized Profit (Loss)	337,925	(670,687)
Percent of Net Assets	0.86%	(1.15%)
Breakout Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	787,027	555,975
Percent of Net Assets	2.00%	0.96%
Breakout Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	968	317
Gross Unrealized Gains	729,065	72,800
Gross Unrealized Losses	(307,440)	(101,690)
Unrealized Profit (Loss)	421,625	(28,890)
Percent of Net Assets	1.07%	(0.05%)
Breakout Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(183)	(329)
Gross Unrealized Gains	365,402	651,153
Gross Unrealized Losses		(66,288)
Unrealized Profit (Loss)	365,402	584,865
Percent of Net Assets	0.93%	1.01%
Breakout Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(180,661)	41,885
Percent of Net Assets	(0.46%)	0.07%
Breakout Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	15
Gross Unrealized Losses	(9,341)
Unrealized Profit (Loss)	(9,341)
Percent of Net Assets	(0.02%)	0.00%
Breakout Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(80)	(92)
Gross Unrealized Gains	53,800	109,560
Gross Unrealized Losses	(225,120)	(67,675)
Unrealized Profit (Loss)	(171,320)	41,885
Percent of Net Assets	(0.44%)	0.07%
Breakout Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(32,000)	455,296
Percent of Net Assets	(0.08%)	0.78%
Breakout Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	553	285
Gross Unrealized Gains	206,994	459,553
Gross Unrealized Losses	(238,994)
Unrealized Profit (Loss)	(32,000)	459,553
Percent of Net Assets	(0.08%)	0.79%
Breakout Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(402)
Gross Unrealized Losses		(4,257)
Unrealized Profit (Loss)		(4,257)
Percent of Net Assets	0.00%	(0.01%)
Breakout Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(601,955)	(53,888)
Percent of Net Assets	(1.53%)	(0.09%)
Breakout Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	158
Gross Unrealized Losses	(266,278)
Unrealized Profit (Loss)	(266,278)
Percent of Net Assets	(0.68%)	0.00%
Breakout Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(103)	(189)
Gross Unrealized Gains		47,950
Gross Unrealized Losses	(335,677)	(101,838)
Unrealized Profit (Loss)	(335,677)	(53,888)
Percent of Net Assets	(0.85%)	(0.09%)
Breakout Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	731,754	13,680
Percent of Net Assets	1.86%	0.02%
Breakout Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	444
Gross Unrealized Gains	756,597
Gross Unrealized Losses	(24,843)
Unrealized Profit (Loss)	731,754
Percent of Net Assets	1.86%	0.00%
Breakout Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(17)
Gross Unrealized Gains		13,680
Unrealized Profit (Loss)		13,680
Percent of Net Assets	0.00%	0.02%
Cambridge Global Horizons, LLC
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(175,044)	(139,082)
Percent of Net Assets	(0.43%)	(0.29%)
Cambridge Global Horizons, LLC | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	6,369	1,581
Gross Unrealized Gains	3,293,616	1,983,636
Gross Unrealized Losses	(2,088,243)	(958,157)
Unrealized Profit (Loss)	1,205,373	1,025,479
Percent of Net Assets	2.95%	2.12%
Cambridge Global Horizons, LLC | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,109)	(1,239)
Gross Unrealized Gains	1,572,626	967,770
Gross Unrealized Losses	(2,953,043)	(2,132,331)
Unrealized Profit (Loss)	(1,380,417)	(1,164,561)
Percent of Net Assets	(3.38%)	(2.41%)
Cambridge Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(441,328)	115,144
Percent of Net Assets	(1.08%)	0.24%
Cambridge Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	6,369	1,581
Gross Unrealized Gains	1,667,314	627,710
Gross Unrealized Losses	(1,273,050)	(483,570)
Unrealized Profit (Loss)	394,264	144,140
Percent of Net Assets	0.97%	0.30%
Cambridge Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,109)	(1,239)
Gross Unrealized Gains	434,744	351,891
Gross Unrealized Losses	(1,270,336)	(380,887)
Unrealized Profit (Loss)	(835,592)	(28,996)
Percent of Net Assets	(2.05%)	(0.06%)
Cambridge Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(48,030)	(54,093)
Percent of Net Assets	(0.11%)	(0.11%)
Cambridge Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	95	95
Gross Unrealized Gains	1,398	121,374
Gross Unrealized Losses	(159,683)	(9,648)
Unrealized Profit (Loss)	(158,285)	111,726
Percent of Net Assets	(0.38%)	0.23%
Cambridge Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(211)	(137)
Gross Unrealized Gains	159,461	13,910
Gross Unrealized Losses	(49,206)	(179,729)
Unrealized Profit (Loss)	110,255	(165,819)
Percent of Net Assets	0.27%	(0.34%)
Cambridge Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(70,849)	(433)
Percent of Net Assets	(0.18%)	0.00%
Cambridge Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	251	1
Gross Unrealized Gains	21,950
Gross Unrealized Losses	(195,816)	(433)
Unrealized Profit (Loss)	(173,866)	(433)
Percent of Net Assets	(0.43%)	0.00%
Cambridge Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(60)
Gross Unrealized Gains	115,239
Gross Unrealized Losses	(12,222)
Unrealized Profit (Loss)	103,017
Percent of Net Assets	0.25%	0.00%
Cambridge Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	326,121	(20,175)
Percent of Net Assets	0.79%	(0.05%)
Cambridge Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	333	73
Gross Unrealized Gains	988,215
Gross Unrealized Losses	(17,519)	(85,176)
Unrealized Profit (Loss)	970,696	(85,176)
Percent of Net Assets	2.37%	(0.18%)
Cambridge Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(275)	(85)
Gross Unrealized Gains	23,595	65,091
Gross Unrealized Losses	(668,170)	(90)
Unrealized Profit (Loss)	(644,575)	65,001
Percent of Net Assets	(1.58%)	0.13%
Cambridge Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(114,768)	261,028
Percent of Net Assets	(0.28%)	0.55%
Cambridge Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	4,585	1,136
Gross Unrealized Gains	272,084	316,281
Gross Unrealized Losses	(392,660)	(28,778)
Unrealized Profit (Loss)	(120,576)	287,503
Percent of Net Assets	(0.29%)	0.60%
Cambridge Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(309)	(750)
Gross Unrealized Gains	13,922	9,978
Gross Unrealized Losses	(8,114)	(36,453)
Unrealized Profit (Loss)	5,808	(26,475)
Percent of Net Assets	0.01%	(0.05%)
Cambridge Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(381,474)	(72,564)
Percent of Net Assets	(0.93%)	(0.15%)
Cambridge Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	179	216
Gross Unrealized Gains	130,109	172,075
Gross Unrealized Losses	(110,636)	(342,767)
Unrealized Profit (Loss)	19,473	(170,692)
Percent of Net Assets	0.05%	(0.35%)
Cambridge Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(238)	(251)
Gross Unrealized Gains	120,327	262,743
Gross Unrealized Losses	(521,274)	(164,615)
Unrealized Profit (Loss)	(400,947)	98,128
Percent of Net Assets	(0.98%)	0.20%
Cambridge Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(152,328)	1,381
Percent of Net Assets	(0.37%)	0.00%
Cambridge Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	926	60
Gross Unrealized Gains	253,558	17,980
Gross Unrealized Losses	(396,736)	(16,768)
Unrealized Profit (Loss)	(143,178)	1,212
Percent of Net Assets	(0.35%)	0.00%
Cambridge Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(16)	(16)
Gross Unrealized Gains	2,200	169
Gross Unrealized Losses	(11,350)
Unrealized Profit (Loss)	(9,150)	169
Percent of Net Assets	(0.02%)	0.00%
Cambridge Global Horizons, LLC | Forwards | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	266,284	(254,226)
Percent of Net Assets	(0.65%)	(0.53%)
Cambridge Global Horizons, LLC | Forwards | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	1,626,302	1,355,926
Gross Unrealized Losses	(815,193)	(474,587)
Unrealized Profit (Loss)	811,109	881,339
Percent of Net Assets	1.98%	1.82%
Cambridge Global Horizons, LLC | Forwards | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	1,137,882	615,879
Gross Unrealized Losses	(1,682,707)	(1,751,444)
Unrealized Profit (Loss)	(544,825)	(1,135,565)
Percent of Net Assets	(1.33%)	(2.35%)
Nets Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(91,517)	(202,983)
Percent of Net Assets	(0.31%)	(0.40%)
Nets Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	275	124
Gross Unrealized Gains	94,333	161,633
Gross Unrealized Losses	(259,092)	(194,300)
Unrealized Profit (Loss)	(164,759)	(32,667)
Percent of Net Assets	(0.55%)	(0.07%)
Nets Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(427)	(500)
Gross Unrealized Gains	401,513	413,785
Gross Unrealized Losses	(328,271)	(584,101)
Unrealized Profit (Loss)	73,242	(170,316)
Percent of Net Assets	0.24%	(0.33%)
Nets Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(12,921)	(9,958)
Percent of Net Assets	(0.04%)	(0.02%)
Nets Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	50
Gross Unrealized Losses	(128,932)
Unrealized Profit (Loss)	(128,932)
Percent of Net Assets	(0.43%)	0.00%
Nets Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(176)	(171)
Gross Unrealized Gains	141,311	123,497
Gross Unrealized Losses	(25,300)	(133,455)
Unrealized Profit (Loss)	116,011	(9,958)
Percent of Net Assets	0.39%	(0.02%)
Nets Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	69,381	47,444
Percent of Net Assets	0.23%	0.09%
Nets Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	102	30
Gross Unrealized Gains	21,032	47,905
Gross Unrealized Losses	(71,651)	(887)
Unrealized Profit (Loss)	(50,619)	47,018
Percent of Net Assets	(0.17%)	0.09%
Nets Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(20)	(61)
Gross Unrealized Gains	120,000	5,251
Gross Unrealized Losses		(4,825)
Unrealized Profit (Loss)	120,000	426
Percent of Net Assets	0.40%	0.00%
Nets Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	60	(7,704)
Percent of Net Assets	0.00%	(0.02%)
Nets Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	10	15
Gross Unrealized Gains	4,989	10,456
Gross Unrealized Losses	(6,964)	(18,160)
Unrealized Profit (Loss)	(1,975)	(7,704)
Percent of Net Assets	(0.01%)	(0.02%)
Nets Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(34)
Gross Unrealized Gains	33,953
Gross Unrealized Losses	(31,918)
Unrealized Profit (Loss)	2,035
Percent of Net Assets	0.01%	0.00%
Nets Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	15,852	(140,442)
Percent of Net Assets	0.05%	(0.27%)
Nets Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	72	41
Gross Unrealized Gains	16,661	46,408
Gross Unrealized Losses	(9,829)
Unrealized Profit (Loss)	6,832	46,408
Percent of Net Assets	0.02%	0.09%
Nets Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(18)	(148)
Gross Unrealized Gains	12,104	4,225
Gross Unrealized Losses	(3,084)	(191,075)
Unrealized Profit (Loss)	9,020	(186,850)
Percent of Net Assets	0.03%	(0.36%)
Nets Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(40,299)	(85,435)
Percent of Net Assets	(0.13%)	(0.16%)
Nets Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	31	30
Gross Unrealized Gains	48,405	43,748
Gross Unrealized Losses	(35,391)	(174,083)
Unrealized Profit (Loss)	13,014	(130,335)
Percent of Net Assets	0.05%	(0.25%)
Nets Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(52)	(68)
Gross Unrealized Gains	26,378	230,872
Gross Unrealized Losses	(79,691)	(185,972)
Unrealized Profit (Loss)	(53,313)	44,900
Percent of Net Assets	(0.18%)	0.09%
Nets Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(123,590)	(6,888)
Percent of Net Assets	(0.42%)	(0.02%)
Nets Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	10	8
Gross Unrealized Gains	3,246	13,116
Gross Unrealized Losses	(6,325)	(1,170)
Unrealized Profit (Loss)	(3,079)	11,946
Percent of Net Assets	(0.01%)	0.02%
Nets Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(127)	(52)
Gross Unrealized Gains	67,767	49,940
Gross Unrealized Losses	(188,278)	(68,774)
Unrealized Profit (Loss)	(120,511)	(18,834)
Percent of Net Assets	(0.41%)	(0.04%)
Quantum Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(521,711)	(850,736)
Percent of Net Assets	(1.17%)	(1.77%)
Quantum Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	829	226
Gross Unrealized Gains	744,779	230,045
Gross Unrealized Losses	(219,891)	(58,714)
Unrealized Profit (Loss)	524,888	171,331
Percent of Net Assets	1.18%	0.36%
Quantum Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(2,418)	(1,388)
Gross Unrealized Gains	218,212	17,370
Gross Unrealized Losses	(1,264,811)	(1,039,437)
Unrealized Profit (Loss)	(1,046,599)	(1,022,067)
Percent of Net Assets	(2.35%)	(2.13%)
Quantum Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(4,812)	(110,083)
Percent of Net Assets	(0.01%)	(0.23%)
Quantum Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	35	13
Gross Unrealized Gains	2,559	15,504
Gross Unrealized Losses	(11,257)	(1,508)
Unrealized Profit (Loss)	(8,698)	13,996
Percent of Net Assets	(0.02%)	0.03%
Quantum Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(17)	(94)
Gross Unrealized Gains	5,557	1,051
Gross Unrealized Losses	(1,671)	(125,130)
Unrealized Profit (Loss)	3,886	(124,079)
Percent of Net Assets	0.01%	(0.26%)
Quantum Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(128,195)	(12,982)
Percent of Net Assets	(0.29%)	(0.03%)
Quantum Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	247	32
Gross Unrealized Gains	17,613	20,890
Gross Unrealized Losses	(141,677)	(1,841)
Unrealized Profit (Loss)	(124,064)	19,049
Percent of Net Assets	(0.28%)	0.04%
Quantum Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(94)	(86)
Gross Unrealized Gains	10,408	6,846
Gross Unrealized Losses	(14,539)	(38,877)
Unrealized Profit (Loss)	(4,131)	(32,031)
Percent of Net Assets	(0.01%)	(0.07%)
Quantum Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	30,389	(16,690)
Percent of Net Assets	0.07%	(0.04%)
Quantum Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	13	43
Gross Unrealized Gains	8,471	1,601
Gross Unrealized Losses		(24,435)
Unrealized Profit (Loss)	8,471	(22,834)
Percent of Net Assets	0.02%	(0.05%)
Quantum Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(18)	(5)
Gross Unrealized Gains	22,753	6,144
Gross Unrealized Losses	(835)
Unrealized Profit (Loss)	21,918	6,144
Percent of Net Assets	0.05%	0.01%
Quantum Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	388,352	(534,330)
Percent of Net Assets	0.88%	(1.10%)
Quantum Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	436	109
Gross Unrealized Gains	675,970	184,811
Gross Unrealized Losses	(2,705)
Unrealized Profit (Loss)	673,265	184,811
Percent of Net Assets	1.52%	0.39%
Quantum Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(970)	(1,020)
Gross Unrealized Gains	73,045
Gross Unrealized Losses	(357,958)	(719,141)
Unrealized Profit (Loss)	(284,913)	(719,141)
Percent of Net Assets	(0.64%)	(1.49%)
Quantum Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	35,254	(28,500)
Percent of Net Assets	0.08%	(0.06%)
Quantum Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	23	15
Gross Unrealized Gains	36,135	5,203
Gross Unrealized Losses		(30,930)
Unrealized Profit (Loss)	36,135	(25,727)
Percent of Net Assets	0.08%	(0.05%)
Quantum Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(23)	(7)
Gross Unrealized Gains	303	155
Gross Unrealized Losses	(1,184)	(2,928)
Unrealized Profit (Loss)	(881)	(2,773)
Percent of Net Assets	0.00%	(0.01%)
Quantum Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(842,699)	(148,151)
Percent of Net Assets	(1.90%)	(0.31%)
Quantum Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	75	14
Gross Unrealized Gains	4,031	2,036
Gross Unrealized Losses	(64,252)
Unrealized Profit (Loss)	(60,221)	2,036
Percent of Net Assets	(0.14%)	0.00%
Quantum Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,296)	(176)
Gross Unrealized Gains	106,146	3,174
Gross Unrealized Losses	(888,624)	(153,361)
Unrealized Profit (Loss)	$ (782,478)	$ (150,187)
Percent of Net Assets	(1.76%)	(0.31%)